Disaggregated Revenues - Schedule of Revenue Information Based on the Locations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	$ 329,360	$ 371,666
HK SAR [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	31,895	3,081
China [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total		8,370
Cambodia [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	7,772	47,902
Thailand [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	$ 289,693	$ 312,313